Document and Entity Information	Nov. 13, 2023
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001580063
Document Type	8-K
Document Period End Date	Nov. 13, 2023
Entity Registrant Name	Biora Therapeutics, Inc.
Entity File Number	001-39334
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	27-3950390
Entity Address, Address Line One	4330 La Jolla Village Drive
Entity Address, Address Line Two	Suite 300
Entity Address, City or Town	San Diego
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92122
City Area Code	833
Local Phone Number	727-2841
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	BIOR
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false